10A. Intangible assets, net (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
ZHEJIANG JIAHUAN
Software	¥ 591	¥ 0
Gross	591	0
Less: Accumulated amortisation	(83)	0
Net	508	0
Amortisation expense	83	0	¥ 0
ZHEJIANG TIANLAN
Patents	2,400	2,400
Others	165	165
Gross	2,565	2,565
Less: Accumulated amortisation	(1,017)	(824)
Net	1,548	1,741
Amortisation expense	¥ 193	¥ 239	¥ 395